Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Total income	£ 8,147	£ 6,039	£ 5,626
Operating segment
Segmental analysis
Total income	8,147	6,039	5,626
UK Personal & Business Banking
Segmental analysis
Total income	4,495	4,336	4,099
UK Personal & Business Banking | Operating segment
Segmental analysis
Total income	4,493	4,332	4,063
UK Personal & Business Banking | Inter segment
Segmental analysis
Total income	2	4	36
Commercial and Private Banking (CPB)
Segmental analysis
Total income	2,967	2,183	2,104
Commercial and Private Banking (CPB) | Operating segment
Segmental analysis
Total income	3,028	2,271	2,195
Commercial and Private Banking (CPB) | Inter segment
Segmental analysis
Total income	(61)	(88)	(91)
Commercial Banking
Segmental analysis
Total income	2,397	1,612	1,527
Commercial Banking | Operating segment
Segmental analysis
Total income	2,455	1,699	1,613
Commercial Banking | Inter segment
Segmental analysis
Total income	(58)	(87)	(86)
Private Banking
Segmental analysis
Total income	570	571	577
Private Banking | Operating segment
Segmental analysis
Total income	573	572	582
Private Banking | Inter segment
Segmental analysis
Total income	(3)	(1)	(5)
Central Items and other
Segmental analysis
Total income	685	(480)	(577)
Central Items and other | Operating segment
Segmental analysis
Total income	626	(564)	(632)
Central Items and other | Inter segment
Segmental analysis
Total income	£ 59	£ 84	£ 55